Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Tax Expense (Benefit)	The tax expense (benefit) comprises:

	Years Ended December 31,
	2013	2014
	$	$
Current Tax	16,324,841	28,018,330
Deferred Tax	(61,549)	(3,486,826)
Total	16,263,292	24,531,504

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2013	2014
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.29%	0.38%
Effect of tax-free investment income	(1.35%)	(0.62%)
Effect of uncertain tax positions	0.25%	0.17%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.60%)	(0.07%)
Effect of reversal of deferred tax asset allowance	(0.78%)	—
Effect of nondeductible accumulative losses	—	—
Effect of others	1.07%	0.29%
	23.88%	25.15%

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2013	2014
	$	$
Deferred tax assets:
Accrued expenses	1,534,183	4,409,145
Tax loss carry forward	619,395	904,927
Unrealized other income	454,370	509,152
Others	544	219,705
Gross deferred tax assets	2,608,492	6,042,929
Valuation allowance	—	—
Net deferred tax assets	2,608,492	6,042,929
Analysis as:
Current	1,113,723	3,780,440
Non-current	1,494,769	2,262,489
Deferred tax liabilities:
Unrealized investment income	329,660	258,386
Total deferred tax liabilities	329,660	258,386
Analysis as:
Current	329,660	258,386
Non-current	—	—

Movement of Uncertain Tax Positions

The movement of the Group’s uncertain tax positions is summarized as follows:

$
Unrecognized tax benefit—December 31, 2011	1,594,597
Gross increases—accrued interest in current period	169,389
Settlements	—
Reverse due to lapse of statute of limitation	(322,378)
Exchange rate translation	10,289

Unrecognized tax benefit—December 31, 2012	1,451,897
Gross increases—accrued interest in current period	168,926
Settlements	—
Reverse due to lapse of statute of limitations	—
Exchange rate translation	29,576

Unrecognized tax benefit—December 31, 2013	1,650,399
Gross increases—accrued interest in current period	168,464
Settlements	—
Reverse due to lapse of statute of limitations	—
Exchange rate translation	(25,404)

Unrecognized tax benefit—December 31, 2014	1,793,459